Evergreen Short and Intermediate Term
Bond Funds



Evergreen Intermediate Term Bond Fund
Evergreen Short-Duration Income Fund

Class A
Class B
Class C
Class I

Prospectus, November 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

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FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks.....................................................1

Evergreen Intermediate Term Bond
Fund.......................................................................2

Evergreen Short-Duration Income Fund.......................................4


GENERAL INFORMATION:

The Funds'  Investment  Advisors............................................6
The Funds'  Portfolio  Managers.............................................6
Calculating the Share  Price................................................6
How to Choose an Evergreen Fund.............................................6
How to  Choose  the  Share  Class  That  Best  Suits   You..................6
How  to  Buy Shares.........................................................9
How to Redeem Shares.......................................................10
Other Services.............................................................11
The Tax Consequences of Investing in the Funds.............................11
Fees and Expenses of the Funds.............................................12
Financial Highlights.......................................................13
Other Fund Practices.......................................................17


In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high level of current income.


Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Short and Intermediate Term Bond Funds

typically rely on a combination of the following strategies:
o investing substantially all of their assets in debt securities rated within the four highest ratings categories by the nationally recognized statistical rating organizations or determined by the investment advisor to be of comparable quality;

o investing in debt securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government;

o    investing in corporate bonds, mortgage and asset-backed securities;

o    investing in securities which produce a high level of current income; and

o selling a portfolio investment: (i) when the issuers' investment fundamentals begin to deteriorate; (ii) to take advantage of more attractive yield opportunities; (iii) when the investment no longer appears to meet the Fund's investment objective; (iv) when the Fund must meet redemptions; or (v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a broad portfolio of debt securities rather than purchasing a single issue; and

o are seeking to reduce volatility through shorter durations and maturities.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Mortgage-Backed Securities Risk
Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

FUND  FACTS:
Goal:
o        Maximize Total Return

Principal Investment:
o        Investment Grade Debt Securities

Classes of Shares Offered in this Prospectus:
o        Class A
o        Class B
o        Class C
o        Class I

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Sub-Advisor:
o        Tattersall Advisory Group, Inc.

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        EKIAX (Class A)
o        EKIBX (Class B)
o        EKICX (Class C)
o        EKIYX (Class I)

Dividend Payment Schedule:
o        Monthly

Intermediate Term Bond Fund

investment Goal


The Fund seeks to maximize total return through a combination of current income and capital growth.

investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests at least 80% of its assets in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures interest rate risk with respect to the price sensitivity of the Fund's securities as it relates to changes in overall level of interest rates. In addition, the remaining 20% of the Fund's total assets may be represented by cash or invested in various cash equivalents or shares of registered companies.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Mortgage-Backed Securities Risk


For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

[BAR CHART APPEARS HERE]
1991    16.78
1992     8.13
1993     9.29
1994     -3.23
1995     14.46
1996     4.93
1997     8.46
1998     6.80
1999     -2.40
2000     9.99

Best Quarter:        3rd Quarter 1992             +5.86%
Worst Quarter:       1st  Quarter 1994            -2.36%

Year-to-date total return through 9/30/2001 is +6.24%.

The next table lists the Fund's average annual total return by class over the past one, five and ten year periods and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Term Government/Credit Index (LBIGCI) and the Lehman Brothers Aggregate Bond Index (LBABI). LBIGCI is an unmanaged fixed income index that includes investment grade fixed-rate U.S. Government, U.S. Government agency, and corporate securities with one to ten years remaining to maturity. LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. Government and U.S. Government agency securities, corporate securities and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*


             Inception                                 Performance
             Date of      1 year    5 year    10 year     Since
               Class                                    4/14/1987
Class A      2/13/1987    6.42%      4.76%     6.79%      6.04%
Class B       2/1/1993    4.18%      4.33%     6.50%      5.82%
Class C       2/1/1993    7.18%      4.65%     6.50%      5.83%
Class I      1/26/1998    10.27%     5.62%     7.23%      6.35%
LBIGCI                    10.12%     6.11%     7.36%        N/A
LBABI                     11.63%     6.46%     7.96%        N/A

*Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

Shareholder
Transaction
Expenses                                     Class A   Class B  Class C Class I
Maximum sales charge
imposed on purchases
(as a % of offering price)                   3.25%     None      None    None

Maximum deferred sales
charge (as a % of either the
redemption amount or initial
investment, whichever is lower)              None+     5.00%     2.00%    None

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                              Total Fund
             Management   12b-1     Other      Operating
                Fees        Fees    Expenses   Expenses

Class A         0.53%      0.25%     0.39%       1.17%
Class B         0.53%      1.00%     0.39%       1.92%
Class C         0.53%      1.00%     0.39%       1.92%
Class I         0.53%       0.0%     0.39%       0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three- five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             ---------------------------------------------------------
After:       Class A  Class B   Class C   Class I  Class B   Class C

  1 year     $ 440    $ 695     $ 395     $  94    $ 195     $ 195
 3 years     $ 685    $ 903     $ 603     $ 293    $ 603     $ 603
 5 years     $ 948    $ 1,237   $ 1,037   $ 509    $ 1,037   $ 1,037
10 years     $ 1,699  $ 1,957   $ 2,243   $ 1,131  $ 1,957   $ 2,243

FUND  FACTS:
Goal:
o        Maximize Total Return

Principal Investment:
o        Investment Grade Debt Securities

Classes of Shares
Offered in this
Prospectus:
o        Class A
o        Class B
o        Class C
o        Class I

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Sub-Advisor:
o        Tattersall Advisory Group, Inc.

Portfolio Managers:
o        By Team

NASDAQ Symbols:
o        EFIAX (Class A)
o        EFIBX (Class B)
o        EFICX (Class C)
o        EFIYX (Class I)

Dividend Payment Schedule:
o        Monthly

Short-Duration Income Fund

 investment Goal

The Fund seeks to maximize total return through a combination of current income and capital growth.

 investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests at least 80% of its assets in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to 2 1/4 to 4 1/2 years while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures interest rate risk with respect to the price sensitivity of the Fund's securities as it relates to changes in overall level of interest rates. In addition, the remaining 20% of the Fund's total assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies.


 Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Mortgage-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

[BAR CHART APPEARS HERE]
1991     13.74
1992     6.39
1993     8.29
1994    -2.57
1995    13.96
1996     3.98
1997     6.04
1998     7.60
1999     0.64
2000     8.20

Best Quarter:         2nd Quarter 1995            +4.68%
Worst Quarter:        1st Quarter 1994            -2.14%

Year-to-date total return through 9/30/2001 is +8.10%.

The next table lists the Fund's average annual total return by class over the past one, five and ten year and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Term Government/Credit Index (LBIGCI). LBIGCI is an unmanaged fixed income index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities with one to ten years remaining to maturity. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

             Inception                                Performance
             Date of      1 year   5 year   10 year      Since
               Class                                   1/28/1989
Class A      1/28/1989    4.68%     4.56%    6.16%      6.71%
Class B      1/25/1993    2.17%     3.97%    5.81%      6.41%
Class C       9/6/1994    5.17%     4.29%    5.93%      6.51%
Class I       1/4/1991    8.47%     5.39%    6.67%      7.14%
LBIGCI                   10.12%     6.11%    7.36%       N/A


*Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower, while returns for Class I would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 6/30/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder
Transaction
Expenses                                     Class A   Class B  Class C Class I
Maximum sales charge
imposed on purchases
(as a % of offering price)                   3.25%     None      None    None

Maximum deferred sales
charge (as a % of either the
redemption amount or initial
investment, whichever is lower)              None+     5.00%     2.00%    None

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses
Class A      0.42%     0.25%     0.31%         0.98%
Class B      0.42%     1.00%     0.31%         1.73%
Class C      0.42%     1.00%     0.31%         1.73%
Class I      0.42%     0.00%     0.31%         0.73%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three- five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             ---------------------------------------------------------
After:       Class A  Class B   Class C   Class I  Class B   Class C

  1 year     $ 422    $ 676     $ 376     $ 75     $ 176     $ 176
 3 years     $ 627    $ 845     $ 545     $ 233    $ 545     $ 545
 5 years     $ 849    $ 1,139   $ 939     $ 406    $ 939     $ 939
10 years     $ 1,487  $ 1,749   $ 2,041   $ 906    $ 1,749   $ 2,041

The Funds' Investment Advisors

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $325.9 billion in consolidated assets as of 9/30/2001. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $91.5 billion in assets for 104 of the Evergreen Funds as of 9/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 6/30/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                          % of the Fund's
Fund                                   average net assets
Intermediate Term Bond Fund                    0.53%
Short-Duration Income Fund                    0.42%*

*Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.

Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to the Funds. TAG, a subsidiary of Wachovia Corporation, has been managing fixed income accounts since 1976 and manages $5.8 billion in assets for 10 of the Evergreen Funds as of 9/30/2001. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

THE FUNDS' PORTFOLIO MANAGERS

Evergreen Intermediate Term Bond Fund
Evergreen Short-Duration Income Fund
Each Fund is managed individually by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

How To Choose AN EVERGREEN Fund

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

How To Choose The Share Class That Best Suits You

After choosing a Fund, you select a share class. Each Fund offered in this prospectus offers four different share classes: Class A, Class B, Class C and Class I. Each class except Class I has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 3.25%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an additional expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                        As a % of        As a %            Dealer
  Your                NAV excluding     of your          commission
  Investment          sales charge     investment       as a % of  NAV
  Up to $49,999         3.25%            3.36%             2.75%
  $50,000-$99,999       3.00%            3.09%             2.75%
  $100,000-$249,999     2.50%            2.56%             2.25%
  $250,000-$499,999     2.00%            2.04%             1.75%
  $500,000-$999,999     1.50%            1.52%             1.25%
  $1,000,000-$2,999,999 0.00%            0.00%          0.50% of the first
                                                        $2,999,999, plus,
  $3,000,000 or greater 0.00%            0.00%          0.25% of amounts
                                                        equal to or over

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase.

Class A shares are offered at NAV to a corporate or certain other qualified retirement plan, or a non-qualified deferred compensation plan of a Title I (ERISA) tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:
1.Rights  of  Accumulation.  You  may  add the  value  of all of  your  existing
  Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

2.Letter of Intent. You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3.Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 2.50% of the offering price, rather than 3.25%).

Contact your investment professional or an Evergreen service representative at the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

Each Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of Wachovia Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:
                                                       Maximum Deferred
   Time Held                                              Sales Charge
   Month of Purchase + First 12 Month Period                5.00%
   Month of Purchase + Second 12 Month Period               4.00%
   Month of Purchase + Third 12 Month Period                3.00%
   Month of Purchase + Fourth 12 Month Period               3.00%
   Month of Purchase + Fifth 12 Month Period                2.00%
   Month of Purchase + Sixth 12 Month Period                1.00%
   Thereafter                                               0.00%
     After 7 Years                                     Converts to Class A
    Dealer Allowance                                        5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C
Like Class B shares you do not pay a front-end sales charge on Class C shares. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

   Time Held                                           Maximum Deferred
                                                         Sales Charge
Month of Purchase + First 12 Month Period                   2.00%
Month of Purchase +  Second 12 Month Period                 1.00%
Thereafter                                                  0.00%
Dealer Allowance                                            2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges
You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

o When the shares were purchased through reinvestment of dividends/capital gains
o Death or  disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o Systematic  withdrawals of up to 1.00% of the  account   balance  per  month
o Loan  proceeds  and  financial   hardship distributions from a retirement plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I (formerly Class Y)
Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before December 31, 1994.

Calculating the Deferred Sales Charge
If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by National Association of Securities Dealers Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions
EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the SAI for more information regarding promotional incentives.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.


Minimum Investments
---------------- -------------- -------------- --------------
                 Minimum        Minimum        Minimum
                 Initial        Initial        Additional
                 Purchase of    Purchase of    Purchases
                 Class A, B     Class I
                 and C          shares
---------------- -------------- -------------- --------------
Regular          $1,000         $1,000.000^    None
Accounts
---------------- -------------- -------------- --------------
---------------- -------------- -------------- --------------
IRAs             $250           N/A^^          None
---------------- -------------- -------------- --------------
Systematic       $50            N/A^^          $25/monthly
Investment Plan                                (for Classes
                                               A, B and C)^^
---------------- -------------- -------------- --------------
^Minimum initial purchase amount does not apply to former Class Y shareholders. ^^Former Class Y shareholders may invest at the Class A, B and C share amounts.


Method               Opening an Account                                          Adding to an Account

By Mail or through   o   Complete and sign the account application.              o    Make your check payable to
an Investment            Applications may be downloaded off our website at            Evergreen Funds
Professional             www.evergreeninvestments.com.                           o    Write a note specifying:
                     o   Make the check payable to Evergreen Funds. Cash,             -    the Fund name
                         credit cards, third party checks, credit card checks or      -    share class
                         money orders will not be accepted.                           -    your account number
                     o   Mail the application and your check to the address           -    the name(s) in which the account is
                         below:                                                            registered.
                         Postal Service Address:         Overnight Address        o    Mail to the address to the left or
                         Evergreen Service Company, LLC  Evergreen Service             deliver to your investment professional.
                                                         Company, LLC
                         P.O. Box 2121                   200 Berkeley St.
                         Boston, MA 02106-9970           Boston, MA 02116-5034
                     o   Or deliver them to your investment professional
                         (provided he or she has a broker-dealer arrangement
                          with EDI).

By Phone             o    Call 1-800-343-2898 to set up an account number and     o     Call the Evergreen Express Line at
                          get wiring instructions.                                      1-800-346-3858 24 hours a day or  to
                     o    Instruct your bank to wire or transfer your purchase          speak with an Evergreen investment
                          (they may charge a wiring fee).                               professional call 1-800-343-2898
                     o    Complete the account application and mail to:                 between 8 a.m. and 6 p.m. Eastern
                          Postal Service Address:          Overnight Address:           time, on any business day.
                          Evergreen Service Company, LLC   Evergreen Service      o     If your bank account is set up on
                                                           Company, LLC                 file, you can request either:
                          P.O. Box 2121                    200 Berkeley St.              -  Federal Funds Wire (offers
                          Boston, MA 02106-9970            Boston, MA 02116-5034            immediate access to funds) or
                                                                                         -  Electronic transfer through the
                                                                                            Automated Clearing House which avoids
                                                                                            wiring fees.
                     o    Trades received after 4 p.m. Eastern time on market
                          trading days will receive the next market day's
                          closing price.*

By Exchange          o    You can make an additional  investment by
                          exchange from an existing Evergreen Funds account by
                          contacting your  investment  professional or calling
                          the Evergreen Express Line at 1-800-346-3858.**

                     o    You can  only  exchange  shares  from  your  account
                          within   the  same   class   and   under   the  same
                          registration.

                     o    There  is no sales  charge  or  redemption  fee when
                          exchanging   Funds   within   the   Evergreen   Fund
                          family.***

                     o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market day's closing price.*

                     o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

                     o    Exchanges   between   accounts  which  do  not  have
                          identical  ownership  must be made in writing with a
                          signature guarantee (see "Exceptions: Redemption
                          Requests That Require A Signature Guarantee" on the
                          next page).


Systematic           o    You can transfer money automatically from your bank account   o     To establish automatic
Investment Plan           into your Fund on a monthly or quarterly basis.                     investing for an existing
(SIP)+               o    Initial investment minimum is $50 if you invest at least $25        account, call 1-800-343-2898
                          per month with this service.                                        for an application.
                     o    To enroll, check off the box on the account application and   o     The minimum is $25 per
                          provide:                                                            month or $75 per quarter.
                           -        your bank account information                       o     You can also establish
                           -        the amount and date of your monthly or                    an investing program through
                                    quarterly investment.                                     direct deposit from your
                                                                                              paycheck. Call 1-800-343-2898 for
                                                                                              details.


* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The
Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

***This does not apply to exchanges from Class A shares of an Evergreen money market fund. unless the account has been subject to a previous sales charge. +
Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of First Union Corporation
(First Union) and its  affiliates  when the employee  enrolls in a new Evergreen
SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of First Union when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with First Union
Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:


Methods           Requirements
Call Us           o Call the Evergreen Express Line at 1-800-346-3858 24
                    hours  a day or to  speak  with an  Evergreen  investment
                    professional  call  1-800-343-2898  between 8 a.m.  and 6
                    p.m. Eastern time, on any business day.

                  o This service must be authorized  ahead of time,  and is only available for regular accounts.*

                  o All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the following business day.**
                  o  We can either:
                      - wire the proceeds into your bank account (service charges may apply)
                      - electronically transmit the proceeds into your bank account via the Automated Clearing House service
                      -  mail you a check.

                  o All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.

                  o    See  "Exceptions:  Redemption  Requests  That  Require  a
                       Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us          o    You can mail a redemption request to:
                  Postal Service Address:         Overnight Address:
                  Evergreen Service Company, LLC  Evergreen Service Company, LLC
                  P.O. Box 2121                   200 Berkeley St.
                  Boston, MA 02106-9970           Boston, MA 02116-5034

                  o     Your letter of instructions must:
                        - list the Fund name and the account number
                        - indicate the number of shares or dollar value you wish
                          to redeem
                        - be signed by the registered owner(s)
                  o     See "Exceptions: Redemption Requests That Require a
                        Signature Guarantee" below for requests that must be signature guaranteed.
                  o     To redeem from an IRA or other retirement account, call
                        1-800-343-2898 for instructions.

Redeem  Your      o     You may also redeem your shares by contacting your
Shares in Person        investment professional.
                  o      A fee may be charged for this service.

Systematic        o     You can transfer money automatically from your Fund
Withdrawal              account on a monthly or quarterly basis -  without
Plan (SWP)              redemption  fees.
                  o     The  withdrawal can be mailed to you, or deposited
                        directly  into your bank account.
                  o     The minimum is $75 per month.
                  o     The maximum is 1.00% of your  account per month or 3.00%
                        per quarter.
                  o     To enroll, call 1-800-343-2898 for instructions.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The
Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee
To  protect  you and the  Evergreen  Funds  against  fraud,  certain  redemption requests  must be made in writing with your  signature  guaranteed.  A signature guarantee can be obtained at most banks and securities  dealers. A notary public is not authorized to provide a signature guarantee.  The following circumstances require signature guarantees:
o        You are redeeming more than $50,000.
o You want the  proceeds  transmitted  into a bank  account  not  listed  on the account o You want the  proceeds  payable to anyone  other  than the  registered owner(s)  of the  account o Either  your  address  or the  address  of your bank account has been changed  within 30 days o The account is registered in the name of a fiduciary corporation or any other organization.
    In these cases, additional documentation is required:
    corporate accounts: certified copy of corporate resolution
    fiduciary accounts: copy of the power of attorney or other governing document            Who Can Provide A Signature
Guarantee:
                                                                                        o   Commercial Bank
                                                                                        o   Trust Company
                                                                                        o   Savings Association
                                                                                        o   Credit Union
                                                                                        o   Member of a U.S. stock exchange




OTHER SERVICES

Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B, and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at www.evergreeninvestments.com for more information.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of the redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or maintenance of accounts.


Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a complete picture of each Fund's financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

-------------------------------------------------------------------------------
                                    EVERGREEN
                           Intermediate Term Bond Fund
-------------------------------------------------------------------------------

                                                               Year Ended June 30,
                                                 -------------------------------------------------    Period Ended      Year Ended
                                                   2001 #       2000         1999          1998#    June 30, 1997 (a)  July 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    8.31    $    8.66    $    9.08     $    8.93     $    8.73         $    8.88
                                                 =========    =========    =========     =========     =========         =========
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.49         0.53         0.53          0.57          0.54              0.59
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                        0.25        (0.31)       (0.42)         0.20          0.18             (0.16)
                                                 ---------    ---------    ---------     ---------     ---------         ---------
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.74         0.22         0.11          0.77          0.72              0.43
                                                 ---------    ---------    ---------     ---------     ---------         ---------
------------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                (0.50)       (0.57)       (0.53)        (0.62)        (0.52)            (0.58)
                                                 =========    =========    =========     =========     =========         =========
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $    8.55    $    8.31    $    8.66     $    9.08     $    8.93         $    8.73
                                                 =========    =========    =========     =========     =========         =========
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                         9.05%        2.65%        1.17%         8.82%         8.40%             4.95%
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)            $  89,259    $  90,509    $ 107,714     $ 123,723     $  10,341         $  12,958
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                          1.17%        1.17%        1.10%         1.11%         1.12%+            1.10%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                               5.74%        6.17%        5.90%         6.00%         6.43%+            6.57%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                261%         169%         170%          331%          179%              231%
------------------------------------------------------------------------------------------------------------------------------------

                                                               Year Ended June 30,
                                                 -------------------------------------------------    Period Ended      Year Ended
                                                    2001 #      2000         1999          1998#    June 30, 1997 (a)  July 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    8.31    $    8.66    $    9.09     $    8.95     $    8.74         $    8.89
                                                 =========    =========    =========     =========     =========         =========
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.42         0.46         0.47          0.48          0.47              0.52
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                        0.25        (0.30)       (0.43)         0.21          0.20             (0.16)
                                                 ---------    ---------    ---------     ---------     ---------         ---------
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.67         0.16         0.04          0.69          0.67              0.36
                                                 ---------    ---------    ---------     ---------     ---------         ---------
------------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                (0.43)       (0.51)       (0.47)        (0.55)        (0.46)            (0.51)
                                                 =========    =========    =========     =========     =========         =========
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $    8.55    $    8.31    $    8.66     $    9.09     $    8.95         $    8.74
                                                 =========    =========    =========     =========     =========         =========
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                         8.24%        1.88%        0.31%         7.89%         7.81%             4.10%
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)            $  17,146    $  17,719    $  11,100     $  10,763     $  11,368         $  16,034
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                          1.92%        1.92%        1.85%         1.86%         1.87%+            1.85%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                               5.00%        5.40%        5.15%         5.28%         5.68%+            5.82%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                261%         169%         170%          331%          179%              231%
------------------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended June 30, 1997. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 1997.
#     Net investment income is based on average shares outstanding during the period.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.


                                      SHORT AND INTERMEDIATE TERM BOND FUNDS  13

--------------------------------------------------------------------------------
                                    EVERGREEN
                           Intermediate Term Bond Fund
--------------------------------------------------------------------------------

                                                                    Year Ended June 30,
                                                  ------------------------------------------------    Period Ended       Year Ended
                                                     2001 #         2000         1999#      1998#   June 30, 1997 (a)  July 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     8.31     $     8.66   $     9.09   $   8.94      $    8.74        $   8.89
                                                  ==========     ==========   ==========   ========      =========        ========
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.42           0.46         0.47       0.49           0.46            0.52
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                          0.25          (0.30)       (0.43)      0.21           0.20           (0.16)
                                                  ----------     ----------   ----------   --------      ---------        --------
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.67           0.16         0.04       0.70           0.66            0.36
                                                  ----------     ----------   ----------   --------      ---------        --------
------------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  (0.43)         (0.51)       (0.47)     (0.55)         (0.46)          (0.51)
                                                  ==========     ==========   ==========   ========      =========        ========
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     8.55     $     8.31   $     8.66   $   9.09      $    8.94        $   8.74
                                                  ==========     ==========   ==========   ========      =========        ========
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                           8.24%          1.88%        0.31%      8.01%          7.70%           4.10%
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)             $    5,733     $    4,680   $    4,718   $  5,439      $   7,259        $  9,084
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses@                                             1.92%          1.92%        1.85%      1.86%          1.87%+          1.85%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                 4.96%          5.38%        5.15%      5.26%          5.68%+          5.82%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  261%           169%         170%       331%           179%            231%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        Year Ended June 30,
                                                                             -----------------------------------     Period Ended
                                                                                2001 #      2000         1999     June 30, 1998# (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES++
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $     8.31   $   8.66     $    9.08       $   9.09
                                                                             ==========   ========     =========       ========
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              0.51       0.54          0.56           0.24
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities and foreign
  currency related transactions                                                    0.25      (0.30)        (0.42)         (0.01)
                                                                             ----------   --------     ---------       --------
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.76       0.24          0.14           0.23
                                                                             ----------   --------     ---------       --------
------------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             (0.52)     (0.59)        (0.56)         (0.24)
                                                                             ==========   ========     =========       ========
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $     8.55   $   8.31     $    8.66       $   9.08
                                                                             ==========   ========     =========       ========
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                                       9.32%      2.91%         1.43%          2.58%
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                                        $   37,863   $ 46,194     $  54,766       $ 63,721
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses@                                                                        0.92%      0.92%         0.85%          0.86%+
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                                            6.00%      6.40%         6.15%          6.23%+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             261%       169%          170%           331%
------------------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended June 30, 1997. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 1997.
(b) For the period from January 26, 1998 (commencement of class operations) to June 30, 1998.
#     Net investment income is based on average shares outstanding during the period.
*     Excluding applicable sales charges.
@ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).


14  SHORT AND INTERMEDIATE TERM BOND FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
                           Short-Duration Income Fund
--------------------------------------------------------------------------------

                                                                                      Year Ended June 30,
                                                             ----------------------------------------------------------------------
                                                                2001           2000#          1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     9.43     $     9.68     $     9.90     $     9.83     $     9.82
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.56           0.56           0.57           0.61           0.63
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related
  transactions                                                     0.32          (0.24)         (0.22)          0.07           0.02
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.88           0.32           0.35           0.68           0.65
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             (0.56)         (0.57)         (0.57)         (0.61)         (0.64)
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $     9.75     $     9.43     $     9.68     $     9.90     $     9.83
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total return*                                                      9.54%          3.36%          3.59%          7.08%          6.77%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                        $   67,060     $   86,498     $   19,127     $   16,848     $   17,703
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                                       0.98%          0.92%          0.82%          0.80%          0.72%
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            5.82%          5.91%          5.78%          6.14%          6.37%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             143%           124%            50%            68%            45%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      Year Ended June 30,
                                                             ----------------------------------------------------------------------
                                                                2001           2000#         1999           1998            1997
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     9.43     $     9.70     $     9.92     $     9.85     $     9.84
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.49           0.49           0.49           0.52           0.54
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related
  transactions                                                     0.32          (0.27)         (0.23)          0.07           0.01
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.81           0.22           0.26           0.59           0.55
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             (0.49)         (0.49)         (0.48)         (0.52)         (0.54)
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $     9.75     $     9.43     $     9.70     $     9.92     $     9.85
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total return*                                                      8.72%          2.33%          2.66%          6.11%          5.78%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                        $   16,314     $   15,485     $   22,553     $   22,689     $   22,237
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                                       1.74%          1.67%          1.72%          1.70%          1.62%
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            5.04%          5.12%          4.87%          5.23%          5.48%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             143%           124%            50%            68%            45%
-----------------------------------------------------------------------------------------------------------------------------------

# Net investment income is based on average shares outstanding during the period.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                      SHORT AND INTERMEDIATE TERM BOND FUNDS  15

--------------------------------------------------------------------------------
                                    EVERGREEN
                           Short-Duration Income Fund
--------------------------------------------------------------------------------

                                                                                      Year Ended June 30,
                                                             ----------------------------------------------------------------------
                                                                2001           2000#          1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     9.43     $     9.70     $     9.92     $     9.85     $     9.84
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.49           0.49           0.49           0.52           0.54
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related
  transactions                                                     0.32          (0.27)         (0.23)          0.07           0.01
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.81           0.22           0.26           0.59           0.55
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             (0.49)         (0.49)         (0.48)         (0.52)         (0.54)
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $     9.75     $     9.43     $     9.70     $     9.92     $     9.85
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total return*                                                      8.72%          2.33%          2.66%          6.11%          5.77%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                        $   24,398     $   30,330     $    1,360     $    1,143     $    1,029
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                                       1.74%          1.70%          1.72%          1.70%          1.62%
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            5.06%          5.18%          4.87%          5.25%          5.47%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             143%           124%            50%            68%            45%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      Year Ended June 30,
                                                             ----------------------------------------------------------------------
                                                                2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES+
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     9.43     $     9.68     $     9.90     $     9.83     $     9.82
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.58           0.59           0.58           0.62           0.64
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related
  transactions                                                     0.32          (0.25)         (0.22)          0.07           0.02
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.90           0.34           0.36           0.69           0.66
                                                             ----------     ----------     ----------     ----------     ----------
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             (0.58)         (0.59)         (0.58)         (0.62)         (0.65)
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $     9.75     $     9.43     $     9.68     $     9.90     $     9.83
                                                             ==========     ==========     ==========     ==========     ==========
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                                       9.81%          3.57%          3.69%          7.19%          6.88%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                        $  204,344     $  245,279     $  335,175     $  348,358     $  357,706
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                                       0.73%          0.67%          0.72%          0.70%          0.62%
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            6.06%          6.11%          5.88%          6.25%          6.48%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             143%           124%            50%            68%            45%
-----------------------------------------------------------------------------------------------------------------------------------

# Net investment income is based on average shares outstanding during the period.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).


16  SHORT AND INTERMEDIATE TERM BOND FUNDS

OTHER FUND PRACTICES

Intermediate Term Bond Fund's debt securities may also include fixed and adjustable-rate or stripped bonds, debentures, notes, equipment trust certificates and debt securities convertible into, or exchangeable for, preferred or common stock. The Fund may also invest in units, which are debt securities with stock or warrants to buy stock attached, and preferred stock.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                      Notes

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional 100% Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Municipal Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
 High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

1. Evergreen Express Line
         Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.   Shareholder Services
        Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.   Information Line for Hearing and Speech
     Impaired (TTY/TDD)
         Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence

5.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

6.   Visit us on-line
     www.evergreeninvestments.com

7.   Regular communications you will receive
     Account Statements -- You will receive quarterly statements for each Fund in which you invest in. Please review and promptly notify Evergreen of any inaccuracies.

     Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP transactions, is sent within five days. Please review and promptly notify Evergreen of any inaccuracies.

     Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

12

For More Information About the Evergreen Short and Intermediate Term Bond Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016



                                                        SEC File No. 811-07246


                                                            541692 RV5 (11/01)